Right-of-use assets (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Right Of Use Assets [Abstract]
Disclosure of detailed information about right-of-use assets [Table Text Block]
Offices
Balance at September 30, 2022	$208,131
Additions	228,020
Depreciation	(75,115)
Balance at September 30, 2023	$361,036
Additions	-
Depreciation	(130,912)
Balance at September 30, 2024	$230,124